Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net income (loss)		$ 1,080,353	$ 1,039,516	$ 1,177,172
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,727,296	1,791,336	1,843,003
Asset impairment		61,286	81,607	16,335
Amortization of debt issuance costs and debt discount		65,420	55,768	45,582
Amortization of lease premium intangibles		13,632	19,836	23,042
Amortization of fair value adjustments on debt		(194,728)	(335,998)	(442,972)
Accretion of fair value adjustments on deposits and maintenance liabilities		31,360	55,210	76,246
Maintenance rights write-off (a)	[1]	539,772	652,111	628,643
Maintenance liability release to income		(302,408)	(421,332)	(243,809)
Net gain on sale of assets		(229,093)	(138,522)	(183,328)
Deferred income taxes		157,021	161,340	110,353
Restructuring related expenses		5,097	33,588	49,311
Other		120,489	121,700	90,074
Changes in operating assets and liabilities:
Trade receivables		(10,567)	40,065	48,468
Other assets		55,309	257,190	88,418
Accounts payable, accrued expenses and other liabilities		19,978	(32,183)	33,502
Net cash provided by operating activities		3,140,217	3,381,232	3,360,040
Purchase of flight equipment		(3,956,671)	(2,892,731)	(2,772,110)
Proceeds from sale or disposal of assets		1,779,321	2,366,242	1,568,235
Prepayments on flight equipment		(1,268,585)	(947,419)	(791,546)
Collections of finance and sales-type leases		91,918	74,207	54,975
Movement in restricted cash		(35,276)	90,267	297,941
Other		(38,102)	(21,678)	(73,400)
Net cash used in investing activities		(3,427,395)	(1,331,112)	(1,715,905)
Issuance of debt		5,596,402	3,642,166	3,913,840
Repayment of debt		(4,695,453)	(5,213,724)	(4,043,743)
Debt issuance costs paid		(81,396)	(34,687)	(49,417)
Maintenance payments received		756,314	794,711	776,488
Maintenance payments returned		(523,403)	(505,407)	(558,477)
Security deposits received		187,378	201,970	171,408
Security deposits returned		(188,362)	(270,575)	(144,445)
Dividend paid to non-controlling interest holders		(266)	(10,501)	0
Repurchase of shares and tax withholdings on share-based compensation		(1,138,782)	(1,021,119)	(793,945)
Net cash used in financing activities		(87,568)	(2,417,166)	(728,291)
Net (decrease) increase in cash and cash equivalents		(374,746)	(367,046)	915,844
Effect of exchange rate changes		(1,032)	(605)	(3,115)
Cash and cash equivalents at beginning of period		2,035,447	2,403,098	1,490,369
Cash and cash equivalents at end of period		1,659,669	2,035,447	2,403,098
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,231,539	1,339,095	1,409,860
Income taxes paid, net		$ 18,957	$ 61,834	$ 20,178

[1]	Maintenance rights write-off consisted of the following:EOL and MR contract maintenance rights expense$355,845 $381,637 $348,366EOL contract maintenance rights write-off due to cash receipt106,433 96,503 118,438MR contract maintenance rights write-off due to maintenance liability release77,494 173,971 161,839Maintenance rights write-off$539,772 $652,111 $628,643